Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of Revenues [Member] USD ($)	Dec. 31, 2014 Cost of Revenues [Member] CNY	Dec. 31, 2013 Cost of Revenues [Member] CNY	Dec. 31, 2012 Cost of Revenues [Member] CNY	Dec. 31, 2014 Sales and Marketing Expenses [Member] USD ($)	Dec. 31, 2014 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2013 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2012 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2014 General and Administrative Expenses [Member] USD ($)	Dec. 31, 2014 General and Administrative Expenses [Member] CNY	Dec. 31, 2013 General and Administrative Expenses [Member] CNY	Dec. 31, 2012 General and Administrative Expenses [Member] CNY	Dec. 31, 2014 Product Development Expenses [Member] USD ($)	Dec. 31, 2014 Product Development Expenses [Member] CNY	Dec. 31, 2013 Product Development Expenses [Member] CNY	Dec. 31, 2012 Product Development Expenses [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 9,133	56,666	25,608	29,142	$ 1,298	8,048	6,534	6,553	$ 2,360	14,644	4,375	4,177	$ 3,313	20,557	11,738	15,734	$ 2,162	13,417	2,961	2,678